LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS

8.	LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2023	2022
Input value-added tax, net	$19,232	$1,019
Other long-term assets	17,983	19,298
Deferred rent assets	17,905	25,904
Deferred financing costs, net	16,183	27,218
Other deposits	11,178	9,971
Long-term prepayments	10,130	31,191
Deposits for acquisition of property and equipment	7,444	19,494
Advance payments for construction costs	265	25,602
Long-term casino accounts receivable , net of allowances for credit losses of $2,377 and $14,966 (1)	—	—

Long-term prepayments, deposits and other assets	$100,320	$159,697

(1)
Long-term casino accounts receivable, net represent receivables from casino customers where settlements are not expected within the next year. Reclassifications to current accounts receivable, net, are made when settlement of such balances are expected to occur within one year.